BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 6,274
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 422
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 2,327 17,616
Element Solutions, Inc. ............... 1,117 24,462
42,078
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 513 4,042
Electrical Equipment — 0.2%
AMP Plus, Inc., (Acquired 08/02/21, cost
$25,124)
(b)
..................... 2,555 20,772
Sensata Technologies Holding plc
(a)
...... 251 12,764
33,536
Equity Real Estate Investment Trusts (REITs) — 0.6%
Gaming and Leisure Properties, Inc. ...... 1,255 58,897
VICI Properties, Inc. ................. 2,808 79,916
138,813
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 381 14,326
IT Services — 0.1%
(a)
Square, Inc., Class A ................ 58 7,865
Twilio , Inc., Class A ................. 29 4,779
12,644
Life Sciences Tools & Services — 0.2%
(a)
Avantor , Inc. ...................... 804 27,191
Syneos Health, Inc. ................. 350 28,333
55,524
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,034 27,798
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 1,837 33,066
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc. ................ 160 22,184
Chesapeake Energy Corp. ............ 1,688 146,856
DT Midstream, Inc. .................. 250 13,565
Energy Transfer LP ................. 5,919 66,234
EQT Corp.
(a)
...................... 528 18,168
Matador Resources Co. .............. 267 14,146
Occidental Petroleum Corp. ............ 78 4,426
Pioneer Natural Resources Co. ......... 51 12,751
Targa Resources Corp. ............... 220 16,603
314,933
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 508 18,125
Software — 0.1%
Informatica , Inc., Class A
(a)
............ 942 18,595
Total Common Stocks — 3.2%
(Cost: $540,531) ................................ 720,176
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.8%
Bombardier, Inc.
(c)
7.50%, 12/01/24 ................. USD 11 $ 11,358
7.50%, 03/15/25 ................. 2 2,010
7.13%, 06/15/26 ................. 59 57,820
7.88%, 04/15/27 ................. 35 34,269
6.00%, 02/15/28 ................. 35 32,803
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 10 9,626
4.13%, 04/15/29 ................. 19 18,287
Spirit AeroSystems , Inc.
(c)
5.50%, 01/15/25 ................. 14 14,035
7.50%, 04/15/25 ................. 2 2,072
TransDigm , Inc.
8.00%, 12/15/25
(c)
................ 26 27,190
6.25%, 03/15/26
(c)
................ 313 321,338
6.38%, 06/15/26 ................. 7 7,063
7.50%, 03/15/27 ................. 10 10,300
4.63%, 01/15/29 ................. 9 8,415
4.88%, 05/01/29 ................. 25 23,432
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 37 39,080
619,098
Airlines — 2.3%
Air Canada, 3.88%, 08/15/26
(c)
......... 37 34,919
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 102 119,084
5.50%, 04/20/26 ................. 41 41,307
5.75%, 04/20/29 ................. 72 71,488
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 13 13,925
4.75%, 10/20/28 ................. 32 32,245
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 21 21,012
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
53 55,252
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
3 3,589
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 4 4,264
Series 2020-1, Class A, 5.88%, 10/15/27 23 23,550
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 39 38,363
4.63%, 04/15/29 ................. 57 54,204
513,202
Auto Components — 2.0%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 17 17,680
Allison Transmission, Inc.
(c)
5.88%, 06/01/29 ................. 16 16,312
3.75%, 01/30/31 ................. 23 20,864
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 20 20,711
6.25%, 05/15/26 ................. 43 44,236
8.50%, 05/15/27 ................. 185 191,937
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 13 13,032
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 9 7,825
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 17 17,999
5.00%, 07/15/29
(c)
................ 11 10,247
5.25%, 07/15/31
(c)
................ 12 11,097
5.63%, 04/30/33 ................. 12 11,040
Icahn Enterprises LP
4.75%, 09/15/24 ................. 13 13,059
6.25%, 05/15/26 ................. 5 5,100
5.25%, 05/15/27 ................. 34 33,369
4.38%, 02/01/29 ................. 16 14,680

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
.. USD 5 $ 4,300
Tenneco, Inc., 7.88%, 01/15/29
(c)
....... 5 5,269
458,757
Automobiles — 0.4%
Ford Motor Co.
4.35%, 12/08/26 ................. 5 5,031
3.25%, 02/12/32 ................. 46 41,084
4.75%, 01/15/43 ................. 9 8,174
5.29%, 12/08/46 ................. 10 9,706
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... 13 11,413
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
13 13,146
88,554
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(d)(e)
EUR 100 16,041
Building Products — 1.1%
(c)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... USD 24 24,034
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 29 26,914
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 29 24,727
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 13 13,395
4.63%, 12/15/25 ................. 5 4,812
4.88%, 12/15/27 ................. 2 1,915
Masonite International Corp.
5.38%, 02/01/28 ................. 8 8,060
3.50%, 02/15/30 ................. 17 15,279
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 7 6,730
9.75%, 07/15/28 ................. 7 7,061
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 44 43,395
Standard Industries, Inc.
4.38%, 07/15/30 ................. 38 34,806
3.38%, 01/15/31 ................. 3 2,625
Summit Materials LLC, 5.25%, 01/15/29 ... 16 15,800
Victors Merger Corp., 6.38%, 05/15/29 .... 13 10,642
240,195
Capital Markets — 0.4%
(c)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 9 8,648
Blackstone Private Credit Fund, 4.70%,
03/24/25 ..................... 26 26,379
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 19 17,860
MSCI, Inc.
3.63%, 09/01/30 ................. 14 13,123
3.63%, 11/01/31 ................. 11 10,354
3.25%, 08/15/33 ................. 14 12,584
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 11 10,972
99,920
Chemicals — 2.3%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 28 24,710
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 10 9,716
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 22 19,745
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 126 117,653
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 43 39,291
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 36 36,034
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 27 27,338
HB Fuller Co., 4.25%, 10/15/28 ........ 8 7,490
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 26 26,325
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 9 8,134
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
18 17,460
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 9 $ 8,373
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
20 19,050
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 4 4,045
PMHC II, Inc., 9.00%, 02/15/30
(c)
....... 6 5,280
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(c)
. 9 8,079
Scotts Miracle- Gro Co. (The)
4.00%, 04/01/31 ................. 22 19,183
4.38%, 02/01/32 ................. 3 2,657
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
131 122,498
523,061
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC
(c)
9.75%, 07/15/27 ................. 58 59,950
4.63%, 06/01/28 ................. 200 188,980
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 8 7,430
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 11 10,138
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 25 25,555
5.75%, 07/15/29 ................. 22 20,071
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4 4,008
6.38%, 05/01/25 ................. 13 13,345
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 4 4,031
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 2 1,995
5.13%, 07/15/29 ................. 13 13,049
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 14 13,366
5.00%, 09/01/30 ................. 15 14,212
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 29 27,795
9.50%, 11/01/27 ................. 15 15,375
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 8 7,950
3.75%, 08/01/25 ................. 11 10,799
5.13%, 12/15/26 ................. 33 33,280
4.00%, 08/01/28 ................. 34 31,280
3.50%, 09/01/28 ................. 3 2,817
4.75%, 06/15/29 ................. 21 19,976
4.38%, 08/15/29 ................. 8 7,390
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 11 11,027
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 9 8,640
Madison IAQ LLC
(c)
4.13%, 06/30/28 ................. 4 3,687
5.88%, 06/30/29 ................. 30 26,925
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 11 11,079
5.88%, 10/01/30 ................. 20 20,050
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 6 6,121
6.25%, 01/15/28 ................. 29 28,379
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 13 12,090
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 43 40,638
701,428
Communications Equipment — 1.0%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 36 35,502
Ciena Corp., 4.00%, 01/31/30
(c)
........ 8 7,700
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 25 23,678
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 5 5,058
8.25%, 03/01/27 ................. 14 13,615
7.13%, 07/01/28 ................. 27 24,391

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.75%, 09/01/29 ................. USD 37 $ 34,077
Nokia OYJ, 6.63%, 05/15/39 .......... 8 9,530
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 19 18,557
6.50%, 07/15/28 ................. 18 17,280
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 25 23,461
212,849
Construction & Engineering — 0.3%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 26,565
Brand Industrial Services, Inc., 8.50%, 07/15/25 20 18,602
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 8,482
MasTec, Inc., 4.50%, 08/15/28 ......... 21 20,806
74,455
Consumer Finance — 1.9%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. 60 54,678
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 6 5,355
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 200 199,482
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 14 12,719
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 20 18,231
Navient Corp.
7.25%, 09/25/23 ................. 4 4,155
6.13%, 03/25/24 ................. 6 6,105
5.88%, 10/25/24 ................. 2 2,041
5.50%, 03/15/29 ................. 21 19,556
OneMain Finance Corp.
6.88%, 03/15/25 ................. 33 34,700
7.13%, 03/15/26 ................. 14 14,964
3.50%, 01/15/27 ................. 7 6,475
6.63%, 01/15/28 ................. 18 18,855
5.38%, 11/15/29 ................. 2 1,943
4.00%, 09/15/30 ................. 7 6,178
SLM Corp., 3.13%, 11/02/26 .......... 14 12,985
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
12 11,290
429,712
Containers & Packaging — 1.5%
Ball Corp.
2.88%, 08/15/30 ................. 3 2,690
3.13%, 09/15/31 ................. 29 25,917
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 26 26,293
8.75%, 04/15/30 ................. 21 19,766
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,514
Graphic Packaging International LLC, 4.75%,
07/15/27
(c)
.................... 9 9,090
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)
.................... 11 11,330
LABL, Inc., 5.88%, 11/01/28
(c)
......... 20 18,750
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 21 20,916
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 5 4,875
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 1,920
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(i)
................... 200 199,000
345,061
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 17 16,332
Security
Par (000)
Par (000) Value
Distributors (continued)
3.88%, 11/15/29 ................. USD 4 $ 3,730
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 8,480
28,542
Diversified Consumer Services — 0.3%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 3 3,081
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 18 16,939
Service Corp. International
5.13%, 06/01/29 ................. 2 2,035
4.00%, 05/15/31 ................. 43 40,004
62,059
Diversified Financial Services — 1.3%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 20 19,172
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 53 58,758
7.38%, 09/01/25 ................. 21 21,929
Shift4 Payments LLC, 4.63%, 11/01/26 .... 30 29,175
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 171,600
300,634
Diversified Telecommunication Services — 7.1%
Altice France Holding SA, 10.50%, 05/15/27
(c)
200 209,301
Altice France SA, 5.13%, 07/15/29
(c)
..... 248 222,270
CCO Holdings LLC
5.38%, 06/01/29
(c)
................ 22 22,000
4.75%, 03/01/30
(c)
................ 15 14,404
4.50%, 08/15/30
(c)
................ 44 41,285
4.25%, 02/01/31
(c)
................ 38 34,485
4.75%, 02/01/32
(c)
................ 18 16,762
4.50%, 05/01/32 ................. 17 15,550
4.50%, 06/01/33
(c)
................ 25 22,437
4.25%, 01/15/34
(c)
................ 67 58,189
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 27 24,878
Frontier Communications Corp.
(c)
5.88%, 10/15/27 ................. 46 45,692
5.00%, 05/01/28 ................. 53 50,880
6.75%, 05/01/29 ................. 28 26,880
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(c)
.................... 29 26,825
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27 ................. 4 3,765
4.25%, 07/01/28 ................. 3 2,754
3.63%, 01/15/29 ................. 12 10,500
3.75%, 07/15/29 ................. 28 24,815
Lumen Technologies, Inc.
Series Y, 7.50%, 04/01/24 .......... 6 6,316
5.13%, 12/15/26
(c)
................ 34 32,385
4.00%, 02/15/27
(c)
................ 42 39,116
4.50%, 01/15/29
(c)
................ 23 19,780
5.38%, 06/15/29
(c)
................ 26 23,156
Series U, 7.65%, 03/15/42 .......... 24 23,160
Sprint Capital Corp.
6.88%, 11/15/28 ................. 77 88,640
8.75%, 03/15/32 ................. 89 119,883
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 27 26,183
4.13%, 06/15/29 ................. 48 47,220
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 14 13,380
6.00%, 09/30/34 ................. 29 27,262
7.20%, 07/18/36 ................. 6 5,835
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 142 130,673

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.13%, 03/01/28 ................. USD 149 $ 133,355
1,610,016
Electric Utilities — 1.1%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(f)(g)
........... 15 14,078
FirstEnergy Corp.
2.65%, 03/01/30 ................. 23 20,882
Series B, 2.25%, 09/01/30 .......... 2 1,770
Series C, 3.40%, 03/01/50 .......... 70 58,960
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 35 38,157
4.55%, 04/01/49 ................. 15 14,331
NRG Energy, Inc.
(c)
3.63%, 02/15/31 ................. 21 18,471
3.88%, 02/15/32 ................. 18 15,840
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 31 30,498
PG&E Corp., 5.25%, 07/01/30 ......... 17 16,488
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
19 17,955
247,430
Electrical Equipment — 0.3%
(c)
Sensata Technologies BV
5.63%, 11/01/24 ................. 9 9,304
4.00%, 04/15/29 ................. 9 8,570
Vertiv Group Corp., 4.13%, 11/15/28 ..... 65 59,320
77,194
Electronic Equipment, Instruments & Components — 0.4%
(c)
II-VI, Inc., 5.00%, 12/15/29 ........... 24 23,460
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 49 46,861
3.75%, 02/15/31 ................. 8 7,400
77,721
Energy Equipment & Services — 0.8%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 18 18,202
6.25%, 04/01/28 ................. 39 38,438
ChampionX Corp., 6.38%, 05/01/26 ...... 8 8,160
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 4 4,000
7.50%, 01/15/28 ................. 11 10,725
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.. 16 16,620
Pioneer Energy Services Corp., (LIBOR USD 3
Month + 9.50%), 11.00%, 05/15/25
(c)(f)
... —
(j)
1
Tervita Corp., 11.00%, 12/01/25
(c)
....... 7 7,929
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 11 11,358
USA Compression Partners LP
6.88%, 04/01/26 ................. 32 32,288
6.88%, 09/01/27 ................. 22 22,084
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 2 2,067
8.63%, 04/30/30 ................. 17 17,261
189,133
Entertainment — 1.6%
(c)
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 ................ 28 25,135
7.50%, 02/15/29 ................. 31 30,124
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 37 35,659
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 3 3,012
6.50%, 05/15/27 ................. 51 54,316
4.75%, 10/15/27 ................. 7 6,825
Security
Par (000)
Par (000) Value
Entertainment (continued)
3.75%, 01/15/28 ................. USD 8 $ 7,519
Magallanes, Inc.
5.14%, 03/15/52 ................. 98 100,263
5.39%, 03/15/62 ................. 59 60,952
Playtika Holding Corp., 4.25%, 03/15/29 ... 34 31,365
WMG Acquisition Corp., 3.88%, 07/15/30 .. 14 13,335
368,505
Equity Real Estate Investment Trusts (REITs) — 2.9%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 14 13,066
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 14 13,198
Diversified Healthcare Trust, 9.75%, 06/15/25 20 21,050
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 11 10,120
GLP Capital LP, 3.25%, 01/15/32 ....... 5 4,537
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 16 15,200
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 15 14,063
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. 25 24,500
5.63%, 07/15/32 ................. 5 4,926
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 14 14,413
4.63%, 06/15/25
(c)
................ 14 14,105
4.50%, 09/01/26 ................. 19 19,095
5.75%, 02/01/27 ................. 27 28,519
4.50%, 01/15/28 ................. 17 17,127
3.88%, 02/15/29
(c)
................ 26 25,545
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 41 40,590
3.50%, 03/15/31 ................. 92 85,442
RHP Hotel Properties LP, 4.75%, 10/15/27 . 34 32,718
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 11 10,450
4.00%, 09/15/29 ................. 8 7,399
SBA Communications Corp., 3.88%, 02/15/27 28 27,312
Service Properties Trust
4.35%, 10/01/24 ................. 4 3,850
7.50%, 09/15/25 ................. 15 15,736
5.50%, 12/15/27 ................. 11 10,609
Uniti Group LP
(c)
4.75%, 04/15/28 ................. 21 19,819
6.50%, 02/15/29 ................. 27 25,173
6.00%, 01/15/30 ................. 10 9,000
VICI Properties LP
(c)
4.25%, 12/01/26 ................. 23 22,903
3.75%, 02/15/27 ................. 21 20,423
4.63%, 12/01/29 ................. 39 38,902
4.13%, 08/15/30 ................. 44 42,476
652,266
Food & Staples Retailing — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 18 17,010
4.63%, 01/15/27 ................. 25 24,168
5.88%, 02/15/28 ................. 27 26,909
4.88%, 02/15/30 ................. 5 4,869
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 27 24,604
United Natural Foods, Inc., 6.75%, 10/15/28 8 8,200
US Foods, Inc.
6.25%, 04/15/25 ................. 12 12,300
4.75%, 02/15/29 ................. 26 24,797
142,857

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Food Products — 1.4%
Chobani LLC
(c)
7.50%, 04/15/25 ................. USD 64 $ 61,875
4.63%, 11/15/28 ................. 24 22,140
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 33 30,632
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 15 17,887
4.88%, 10/01/49 ................. 25 26,341
5.50%, 06/01/50 ................. 39 44,286
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 8 8,000
4.13%, 01/31/30 ................. 13 12,140
4.38%, 01/31/32 ................. 27 25,224
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 46 40,157
Post Holdings, Inc.
(c)
5.63%, 01/15/28 ................. 2 1,963
5.50%, 12/15/29 ................. 8 7,697
4.63%, 04/15/30 ................. 6 5,403
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 23 21,563
325,308
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 8 7,500
Health Care Equipment & Supplies — 1.1%
(c)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 51 50,439
3.88%, 11/01/29 ................. 14 13,160
Hologic, Inc., 3.25%, 02/15/29 ......... 9 8,404
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 59 54,851
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. 31 31,930
7.25%, 02/01/28 ................. 91 93,730
252,514
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 9 9,045
5.00%, 04/15/29 ................. 11 10,860
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 6 5,955
5.13%, 03/01/30 ................. 4 3,715
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
28 26,040
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
... 5 3,975
Akumin, Inc., 7.00%, 11/01/25
(c)
........ 6 4,980
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 10 9,600
Centene Corp.
4.25%, 12/15/27 ................. 11 11,041
2.45%, 07/15/28 ................. 35 31,980
4.63%, 12/15/29 ................. 14 14,113
3.00%, 10/15/30 ................. 89 81,744
2.50%, 03/01/31 ................. 143 126,202
2.63%, 08/01/31 ................. 33 29,370
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. 46 47,905
5.63%, 03/15/27 ................. 35 35,645
6.00%, 01/15/29 ................. 45 45,470
6.88%, 04/15/29 ................. 4 3,930
6.13%, 04/01/30 ................. 25 23,262
Encompass Health Corp.
4.50%, 02/01/28 ................. 8 7,840
4.75%, 02/01/30 ................. 29 27,840
4.63%, 04/01/31 ................. 17 15,913
HCA, Inc.
5.38%, 09/01/26 ................. 10 10,500
5.63%, 09/01/28 ................. 52 56,225
5.88%, 02/01/29 ................. 20 21,864
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50%, 09/01/30 ................. USD 44 $ 42,507
4.63%, 03/15/52
(c)
................ 20 20,155
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 28 26,530
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 16 16,532
4.38%, 02/15/27 ................. 7 6,762
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 15 14,173
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
.................... 10 9,322
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 7 7,068
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 15 14,844
3.88%, 11/15/30 ................. 20 19,200
3.88%, 05/15/32 ................. 15 14,264
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 10 9,375
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... 10 10,290
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 37 37,925
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 9 9,414
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 64 63,345
10.00%, 04/15/27 ................ 43 45,150
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 13 13,089
4.88%, 01/01/26 ................. 36 36,315
5.13%, 11/01/27 ................. 16 16,075
4.63%, 06/15/28 ................. 7 6,869
6.13%, 10/01/28 ................. 17 17,276
4.25%, 06/01/29 ................. 13 12,464
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 21 21,630
1,155,588
Hotels, Restaurants & Leisure — 7.1%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 27 25,584
4.38%, 01/15/28 ................. 26 24,960
4.00%, 10/15/30 ................. 2 1,804
Affinity Gaming, 6.88%, 12/15/27
(c)
...... 10 9,725
Boyd Gaming Corp.
8.63%, 06/01/25
(c)
................ 12 12,605
4.75%, 12/01/27 ................. 14 13,930
4.75%, 06/15/31
(c)
................ 27 26,021
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 23 22,080
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 85 87,757
4.63%, 10/15/29 ................. 57 53,295
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 30 33,358
5.75%, 03/01/27 ................. 92 87,737
9.88%, 08/01/27 ................. 29 32,054
4.00%, 08/01/28 ................. 100 93,000
6.00%, 05/01/29 ................. 50 47,117
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 15 15,150
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 36 36,360
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 32 32,861
6.50%, 10/01/28 ................. 5 5,088
Churchill Downs, Inc., 4.75%, 01/15/28
(c)
... 20 19,400
Colt Merger Sub, Inc.
(c)
5.75%, 07/01/25 ................. 22 22,453
8.13%, 07/01/27 ................. 93 99,645
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 38 36,005
6.75%, 01/15/30 ................. 40 36,799

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ USD 12 $ 12,263
5.75%, 05/01/28
(c)
................ 6 6,208
4.88%, 01/15/30 ................. 18 17,959
4.00%, 05/01/31
(c)
................ 21 19,819
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 4 4,027
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 16 16,640
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 22 21,978
8.00%, 04/15/26 ................. 15 14,976
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
13 13,032
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
17 15,045
MGM Resorts International, 6.00%, 03/15/23 10 10,227
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 21 19,359
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 25 23,754
7.75%, 02/15/29 ................. 8 8,056
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 23 21,329
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 22 24,338
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
7 6,266
Powdr Corp., 6.00%, 08/01/25
(c)
........ 21 21,472
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 10 8,595
5.88%, 09/01/31 ................. 10 8,536
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 15 14,407
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 10 10,641
9.13%, 06/15/23 ................. 15 15,619
11.50%, 06/01/25 ................ 12 13,186
5.50%, 08/31/26 ................. 10 9,718
5.38%, 07/15/27 ................. 29 27,863
5.50%, 04/01/28 ................. 46 43,852
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 18 18,923
8.25%, 03/15/26 ................. 40 41,650
7.00%, 05/15/28 ................. 13 13,474
7.25%, 11/15/29 ................. 14 14,665
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
36 37,575
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 17 16,124
4.63%, 12/01/31 ................. 21 19,209
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 14 14,460
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 15 13,691
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 16 15,400
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 28 27,090
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 17 17,640
5.13%, 10/01/29 ................. 44 41,415
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 2 1,961
5.35%, 11/01/43 ................. 2 1,945
1,599,175
Household Durables — 1.2%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 7 7,172
4.63%, 08/01/29 ................. 8 7,055
4.63%, 04/01/30 ................. 8 6,969
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 17 15,436
4.88%, 02/15/30 ................. 17 15,204
Security
Par (000)
Par (000) Value
Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
USD 23 $ 23,632
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 13 12,675
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 28 28,910
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 14 13,819
4.63%, 03/01/30 ................. 11 10,333
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,040
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
6 5,801
Newell Brands, Inc., 6.00%, 04/01/46
(i)
.... 9 9,405
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
11 11,179
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
21 18,148
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7 7,280
5.13%, 08/01/30 ................. 5 4,887
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 21 19,075
3.88%, 10/15/31 ................. 21 18,007
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 4,991
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 25 24,375
268,393
Household Products — 0.4%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 29 26,172
4.13%, 04/30/31
(c)
................ 16 14,400
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 8 7,920
4.75%, 06/15/28 ................. 2 1,817
4.38%, 03/31/29 ................. 2 1,751
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 ................. 13 12,229
5.50%, 07/15/30 ................. 13 12,480
3.88%, 03/15/31 ................. 5 4,411
81,180
Independent Power and Renewable Electricity Producers
— 0.5%
(c)
Calpine Corp.
4.50%, 02/15/28 ................. 11 10,730
5.13%, 03/15/28 ................. 56 53,345
5.00%, 02/01/31 ................. 8 7,280
3.75%, 03/01/31 ................. 2 1,790
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 13 13,056
3.75%, 01/15/32 ................. 22 20,240
106,441
Insurance — 2.9%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 19 17,568
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 103 99,073
6.75%, 10/15/27 ................. 119 117,565
5.88%, 11/01/29 ................. 121 116,311
AmWINS Group, Inc., 4.88%, 06/30/29 .... 22 21,120
BroadStreet Partners, Inc., 5.88%, 04/15/29 3 2,798
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 22 22,256
HUB International Ltd.
7.00%, 05/01/26 ................. 60 60,693
5.63%, 12/01/29 ................. 3 2,865
NFP Corp.
4.88%, 08/15/28 ................. 48 45,840
6.88%, 08/15/28 ................. 140 133,700

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, 4.38%, 02/01/30 USD 10 $ 9,450
649,239
Interactive Media & Services — 0.2%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 5 4,338
Twitter, Inc.
3.88%, 12/15/27 ................. 32 31,080
5.00%, 03/01/30 ................. 18 17,910
53,328
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 18,637
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 5 5,023
3.50%, 03/01/29 ................. 11 10,114
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 9 8,719
4.13%, 08/01/30 ................. 4 3,748
3.63%, 10/01/31 ................. 23 20,572
66,813
IT Services — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9 8,041
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 9 8,396
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
35 33,169
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 19 18,341
4.00%, 07/01/29 ................. 32 31,246
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... 10 8,625
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 14 13,947
3.63%, 06/15/29 ................. 19 17,813
3.75%, 10/01/30 ................. 13 12,204
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 23 21,839
6.00%, 02/15/28 ................. 18 15,800
10.75%, 06/01/28 ................ 9 9,383
Square, Inc., 3.50%, 06/01/31
(c)
........ 61 55,815
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 18 18,157
Twilio, Inc., 3.88%, 03/15/31 .......... 28 26,026
298,802
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 9 8,660
6.20%, 10/01/40 ................. 16 18,405
5.45%, 11/01/41 ................. 26 27,677
54,742
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 10 9,775
3.75%, 03/15/29 ................. 3 2,829
4.00%, 03/15/31 ................. 9 8,449
Syneos Health, Inc., 3.63%, 01/15/29 .... 38 35,103
56,156
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 15 15,037
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 9 8,460
Clark Equipment Co., 5.88%, 06/01/25
(c)
... 7 7,061
Colfax Corp., 6.38%, 02/15/26
(c)
........ 14 14,442
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 16,377
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 11 10,229
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 31 32,240
Security
Par (000)
Par (000) Value
Machinery (continued)
Meritor, Inc., 4.50%, 12/15/28
(c)
........ USD 6 $ 6,015
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
8 7,578
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 9 7,785
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 10 9,325
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
20 20,655
Terex Corp., 5.00%, 05/15/29
(c)
........ 29 27,796
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 59 58,627
Titan International, Inc., 7.00%, 04/30/28 .. 7 7,022
Wabash National Corp., 4.50%, 10/15/28
(c)
. 17 15,300
263,949
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 26 24,343
Media — 6.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
.................... 11 10,411
AMC Networks, Inc.
4.75%, 08/01/25 ................. 14 13,950
4.25%, 02/15/29 ................. 10 9,332
Block Communications, Inc., 4.88%, 03/01/28
(c)
12 11,580
Cable One, Inc.
1.13%, 03/15/28
(k)
................ 17 15,198
4.00%, 11/15/30
(c)
................ 17 15,678
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 16 16,108
5.50%, 04/01/63 ................. 16 16,095
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 90 89,027
7.75%, 04/15/28 ................. 52 52,272
7.50%, 06/01/29 ................. 88 87,811
CSC Holdings LLC
5.25%, 06/01/24 ................. 23 23,029
6.50%, 02/01/29
(c)
................ 200 201,588
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 35 34,431
DISH DBS Corp.
5.88%, 07/15/22 ................. 24 24,120
5.00%, 03/15/23 ................. 10 10,035
5.25%, 12/01/26
(c)
................ 106 100,965
5.75%, 12/01/28
(c)
................ 72 68,130
5.13%, 06/01/29 ................. 31 26,399
DISH Network Corp., 3.38%, 08/15/26
(k)
... 15 13,493
GCI LLC, 4.75%, 10/15/28
(c)
.......... 14 13,668
iHeartCommunications, Inc., 8.38%, 05/01/27 3 3,102
Liberty Broadband Corp.
(c)(k)
1.25%, 09/30/50 ................. 33 31,598
2.75%, 09/30/50 ................. 66 65,094
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 16 16,067
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 14 13,686
4.25%, 01/15/29 ................. 13 12,093
4.63%, 03/15/30 ................. 2 1,883
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 38 36,670
6.50%, 09/15/28 ................. 135 127,659
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 2 1,858
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 25 22,292
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 36 34,037
4.00%, 07/15/28 ................. 17 16,150
4.13%, 07/01/30 ................. 14 13,106
3.88%, 09/01/31 ................. 35 31,850
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 8 7,547

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
. USD 41 $ 41,717
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 11 11,009
6.63%, 06/01/27 ................. 3 3,143
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 23 21,325
1,365,206
Metals & Mining — 1.8%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 8 7,581
5.13%, 10/01/31 ................. 9 8,440
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 15 15,345
6.13%, 02/15/28 ................. 21 21,071
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 100 104,922
Carpenter Technology Corp., 7.63%, 03/15/30 11 11,263
Commercial Metals Co.
4.13%, 01/15/30 ................. 5 4,669
4.38%, 03/15/32 ................. 6 5,572
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11 10,717
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 9 9,743
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 19 17,848
4.50%, 06/01/31 ................. 11 9,917
New Gold, Inc.
(c)
6.38%, 05/15/25 ................. 6 5,985
7.50%, 07/15/27 ................. 39 40,462
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 46 43,943
4.75%, 01/30/30 ................. 23 22,330
3.88%, 08/15/31 ................. 39 35,672
United States Steel Corp., 6.88%, 03/01/29 . 30 31,200
406,680
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 6 5,820
Multiline Retail — 0.2%
(c)
Macy's Retail Holdings LLC
5.88%, 03/15/30 ................. 4 3,946
6.13%, 03/15/32 ................. 4 3,950
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 31 31,837
39,733
Oil, Gas & Consumable Fuels — 12.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 30 31,131
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 10 10,184
5.38%, 06/15/29 ................. 17 16,983
Antero Resources Corp.
(c)
7.63%, 02/01/29 ................. 12 12,971
5.38%, 03/01/30 ................. 7 7,149
Apache Corp.
4.25%, 01/15/30 ................. 15 15,120
5.10%, 09/01/40 ................. 27 27,203
5.25%, 02/01/42 ................. 7 6,965
5.35%, 07/01/49 ................. 11 10,587
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 54 73,980
5.88%, 06/30/29 ................. 21 20,750
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(c)
7 6,939
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 3 2,958
5.85%, 11/15/43 ................. 14 11,934
5.60%, 10/15/44 ................. 13 10,898
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
6.13%, 10/01/24 ................. USD 10 $ 9,950
9.00%, 04/01/25
(c)
................ 62 65,720
6.38%, 07/01/26 ................. 2 1,989
8.00%, 08/01/28
(c)
................ 68 71,683
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 20 20,102
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 48 48,240
4.00%, 03/01/31 ................. 40 38,776
3.25%, 01/31/32
(c)
................ 62 56,376
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 119 119,399
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 1 1,032
6.75%, 04/15/29 ................. 43 45,543
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 25 25,156
6.38%, 06/15/26 ................. 20 20,124
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
8 7,492
CNX Resources Corp., 6.00%, 01/15/29
(c)
.. 5 5,050
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 12 12,792
5.88%, 07/01/29 ................. 27 27,836
Comstock Resources, Inc.
(c)
7.50%, 05/15/25 ................. 15 15,225
6.75%, 03/01/29 ................. 39 40,232
5.88%, 01/15/30 ................. 53 52,221
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 49 49,228
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 4 3,963
6.00%, 02/01/29 ................. 4 3,985
8.00%, 04/01/29 ................. 5 5,337
CrownRock LP, 5.63%, 10/15/25
(c)
....... 64 65,231
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 17 19,588
6.75%, 09/15/37 ................. 22 25,795
Diamondback Energy, Inc., 4.25%, 03/15/52 20 19,767
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 33 31,641
4.38%, 06/15/31 ................. 38 36,385
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(f)(g)
........... 51 50,123
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 16 16,320
5.38%, 06/01/29 ................. 12 11,970
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 17 17,222
4.85%, 07/15/26 ................. 2 2,000
5.60%, 04/01/44 ................. 22 18,975
5.05%, 04/01/45 ................. 2 1,615
5.45%, 06/01/47 ................. 2 1,685
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 17 17,341
4.13%, 12/01/26 ................. 5 4,800
6.50%, 07/01/27
(c)
................ 30 31,336
4.50%, 01/15/29
(c)
................ 11 10,285
4.75%, 01/15/31
(c)
................ 35 32,725
Genesis Energy LP
6.50%, 10/01/25 ................. 4 3,945
7.75%, 02/01/28 ................. 12 12,064
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
.................... 17 18,955
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 3 2,572

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. USD 5 $ 5,107
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 20 18,872
Hilcorp Energy I LP, 6.25%, 11/01/28
(c)
.... 2 2,010
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 27 24,940
Matador Resources Co., 5.88%, 09/15/26 .. 48 48,878
MPLX LP, 4.95%, 03/14/52 ........... 28 29,150
Murphy Oil Corp.
5.75%, 08/15/25 ................. 11 11,210
5.88%, 12/01/27 ................. 4 4,070
6.37%, 12/01/42
( i )
................ 3 2,875
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 50 50,296
6.50%, 09/30/26 ................. 81 80,252
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11 10,821
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 25 31,376
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
54 56,258
NuStar Logistics LP
5.75%, 10/01/25 ................. 12 12,225
6.00%, 06/01/26 ................. 13 13,146
6.38%, 10/01/30 ................. 2 2,027
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 6 6,443
5.50%, 12/01/25 ................. 8 8,418
5.55%, 03/15/26 ................. 3 3,180
8.88%, 07/15/30 ................. 7 8,977
6.63%, 09/01/30 ................. 37 42,457
6.20%, 03/15/40 ................. 60 66,600
4.50%, 07/15/44 ................. 4 3,823
6.60%, 03/15/46 ................. 4 4,700
4.40%, 04/15/46 ................. 2 1,900
4.40%, 08/15/49 ................. 2 1,880
Parkland Corp., 5.88%, 07/15/27
(c)
...... 23 22,943
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2 2,024
Range Resources Corp.
4.88%, 05/15/25 ................. 5 5,061
4.75%, 02/15/30
(c)
................ 8 7,945
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 27 27,025
SM Energy Co.
10.00%, 01/15/25
(c)
............... 60 65,500
5.63%, 06/01/25 ................. 5 4,994
6.75%, 09/15/26 ................. 14 14,396
6.63%, 01/15/27 ................. 2 2,050
6.50%, 07/15/28 ................. 9 9,287
Southwestern Energy Co.
5.38%, 02/01/29 ................. 33 33,413
4.75%, 02/01/32 ................. 11 10,986
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(c)
.................... 7 6,675
Sunoco LP
6.00%, 04/15/27 ................. 6 6,112
5.88%, 03/15/28 ................. 2 2,020
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 3 2,988
6.00%, 12/31/30 ................. 2 1,941
6.00%, 09/01/31 ................. 8 7,702
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
76 78,669
Targa Resources Corp., 4.95%, 04/15/52 .. 20 20,376
TerraForm Power Operating LLC
(c)
4.25%, 01/31/23 ................. 7 6,982
4.75%, 01/15/30 ................. 9 8,778
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 65 63,188
4.13%, 08/15/31 ................. 53 52,001
3.88%, 11/01/33 ................. 106 101,363
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
4.75%, 08/15/28 ................. USD 3 $ 3,096
4.55%, 02/01/30
( i )
................ 7 6,965
5.45%, 04/01/44 ................. 19 19,262
5.30%, 03/01/48 ................. 18 17,820
5.50%, 08/15/48 ................. 10 9,875
5.75%, 02/01/50
( i )
................ 62 60,450
2,699,321
Personal Products — 0.1%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 12 11,197
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 11,603
22,800
Pharmaceuticals — 1.5%
Bausch Health Cos., Inc.
(c)
6.13%, 04/15/25 ................. 3 3,026
9.00%, 12/15/25 ................. 11 11,397
6.13%, 02/01/27 ................. 10 10,064
7.00%, 01/15/28 ................. 13 11,638
4.88%, 06/01/28 ................. 5 4,787
5.00%, 02/15/29 ................. 14 10,906
6.25%, 02/15/29 ................. 25 20,500
7.25%, 05/30/29 ................. 30 25,588
5.25%, 02/15/31 ................. 2 1,557
Catalent Pharma Solutions, Inc.
(c)
3.13%, 02/15/29 ................. 10 9,089
3.50%, 04/01/30 ................. 34 31,025
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
6 6,435
Embecta Corp.
(c)
5.00%, 02/15/30 ................. 8 7,546
6.75%, 02/15/30 ................. 11 11,027
Endo DAC, 9.50%, 07/31/27
(c)
......... 29 25,448
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
.................... 40 36,500
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 20 18,400
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
94 87,716
332,649
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 7,410
CoreLogic, Inc., 4.50%, 05/01/28 ....... 52 49,026
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 33 31,020
KBR, Inc., 4.75%, 09/30/28 ........... 15 14,624
Science Applications International Corp.,
4.88%, 04/01/28 ................ 12 11,824
113,904
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... 20 20,900
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
23 23,536
Forestar Group, Inc., 3.85%, 05/15/26
(c)
... 9 8,393
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ................. 15 14,074
4.38%, 02/01/31 ................. 14 13,160
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 11 10,460
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 25 23,562
5.25%, 04/15/30 ................. 10 9,200
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... 23 19,334
142,619
Road & Rail — 1.1%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
9 8,867
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 10 9,338
5.00%, 12/01/29 ................. 15 13,575

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 21 $ 20,632
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
............... 17 16,405
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 8 8,348
0.00%, 12/15/25
(k)(l)
............... 27 24,165
8.00%, 11/01/26
(c)
................ 8 8,502
7.50%, 09/15/27
(c)
................ 20 21,325
6.25%, 01/15/28
(c)
................ 71 73,410
4.50%, 08/15/29
(c)
................ 46 43,125
247,692
Semiconductors & Semiconductor Equipment — 0.2%
(c)
Entegris, Inc., 4.38%, 04/15/28 ........ 5 4,838
ON Semiconductor Corp., 3.88%, 09/01/28 . 17 16,235
Synaptics, Inc., 4.00%, 06/15/29 ........ 17 16,022
37,095
Software — 2.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 20 20,450
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 21 21,767
9.13%, 03/01/26 ................. 53 54,590
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 11 10,698
Castle US Holding Corp., 9.50%, 02/15/28
(c)
14 13,898
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 62 62,000
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 54 51,503
4.88%, 07/01/29 ................. 38 35,751
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
40 38,370
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 5 4,963
6.50%, 10/15/28 ................. 6 5,962
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 11 10,092
Elastic NV, 4.13%, 07/15/29
(c)
......... 30 27,899
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 19 18,394
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 39 37,948
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(c)
42 40,745
NCR Corp.
(c)
5.00%, 10/01/28 ................. 9 8,617
5.13%, 04/15/29 ................. 10 9,613
6.13%, 09/01/29 ................. 13 13,033
Open Text Corp., 3.88%, 12/01/29
(c)
...... 12 11,400
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
14 13,275
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 4 3,955
4.00%, 02/15/28 ................. 6 5,846
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
66 66,496
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 44 41,743
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
32 29,249
658,257
Specialty Retail — 2.4%
Arko Corp., 5.13%, 11/15/29
(c)
......... 14 12,740
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 9 8,645
4.75%, 03/01/30 ................. 2 1,888
5.00%, 02/15/32
(c)
................ 12 11,154
Bath & Body Works, Inc., 7.60%, 07/15/37 . 4 4,150
Carvana Co.
(c)
5.50%, 04/15/27 ................. 20 17,850
4.88%, 09/01/29 ................. 18 14,865
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
3 2,794
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 20 18,520
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
11 10,340
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
L Brands, Inc.
6.88%, 11/01/35 ................. USD 28 $ 28,840
6.75%, 07/01/36 ................. 5 5,092
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 39 36,530
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 24 22,667
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 11 10,398
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 14,874
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 30 29,775
3.75%, 06/15/29 ................. 6 5,367
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 5 4,500
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 17 17,286
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 61 58,268
6.13%, 07/01/29 ................. 39 35,977
6.00%, 12/01/29 ................. 32 29,600
Staples, Inc.
(c)
7.50%, 04/15/26 ................. 51 49,526
10.75%, 04/15/27 ................ 21 18,690
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 66 62,541
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 18 17,685
550,562
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 6 5,196
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 13 11,505
4.13%, 08/15/31 ................. 31 26,195
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 8 7,320
Levi Strauss & Co., 3.50%, 03/01/31 ..... 10 9,158
William Carter Co. (The), 5.50%, 05/15/25 .. 7 7,213
Wolverine World Wide, Inc., 4.00%, 08/15/29 8 7,100
68,491
Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 39 40,234
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 18 14,748
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 14 13,417
4.75%, 06/15/29 ................. 11 10,374
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 15,806
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 5 5,088
5.13%, 12/15/30 ................. 8 7,400
5.75%, 11/15/31 ................. 8 7,630
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 11 10,100
124,797
Trading Companies & Distributors — 0.8%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 8 7,390
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 6 5,955
9.75%, 08/01/27 ................. 5 5,224
5.50%, 05/01/28 ................. 25 22,729
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 14 12,600
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 2 1,875
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 17 17,238
Imola Merger Corp., 4.75%, 05/15/29 ..... 46 44,296
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 6 6,242

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.25%, 06/15/28 ................. USD 43 $ 45,672
169,221
Wireless Telecommunication Services — 1.8%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 209 212,635
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 54 37,208
Rogers Communications, Inc., 4.55%,
03/15/52
(c)
.................... 32 31,813
Sprint Corp., 7.63%, 03/01/26 ......... 22 24,834
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 12 10,953
2.88%, 02/15/31 ................. 21 18,919
3.50%, 04/15/31
(c)
................ 30 28,230
3.50%, 04/15/31 ................. 35 32,934
397,526
Total Corporate Bonds — 91.9%
(Cost: $21,476,264) .............................. 20,729,730
Floating Rate Loan Interests
Diversified Telecommunication Services — 0.0%
(m)
Intelsat Jackson Holdings SA, Term Loan B
(f)
(LIBOR USD 3 Month + 4.25%), 5.00% -
7.80%, 02/01/29 ............... —
(j)
68
5.00% - 8.43%, 02/01/29
(m)
.......... 1 563
(LIBOR USD 3 Month + 4.25%), 5.00% -
8.55%, 02/01/29 ............... —
(j)
110
741
Total Floating Rate Loan Interests — 0.0%
(Cost: $756) ................................... 741
Shares
Shares
Investment Companies
Western Midstream Partners LP ......... 191 4,817
Total Investment Companies — 0.0%
(Cost: $3,180) ................................. 4,817
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(d)
................ 140 728
Total Other Interests — 0.0%
(Cost: $0) .................................... 728
Par (000)
Pa r (000)
Capital Trusts
Banks — 1.0%
(f)(g)
Bank of America Corp., Series AA, (LIBOR
USD 3 Month + 3.90%), 6.10% ....... 58 60,497
Citigroup, Inc., Series Y, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 4.15% ................. 10 9,369
Security
Par (000)
Par (000) Value
Banks (continued)
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... USD 20 $ 20,100
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... 4 4,050
Series FF, (SOFR + 3.38%), 5.00% .... 71 70,764
Series HH, (SOFR + 3.13%), 4.60% .... 26 25,058
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 35 33,549
223,387
Capital Markets — 0.5%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 59 52,989
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 69,867
122,856
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... 10 10,477
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
..................... 17 16,554
Total Capital Trusts — 1.7%
(Cost: $382,847) ................................ 373,274
Total Long-Term Investments — 96.8%
(Cost: $22,403,578) .............................. 21,829,466
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(o)(p)
................. 626,742 626,742
Total Short-Term Securities — 2.8%
(Cost: $626,742) ................................ 626,742
Total Options Purchased — 0.0%
(Cost: $7,005) ................................. 3,728
Total Investments Before Options Written — 99.6%
(Cost: $23,037,325 ) .............................. 22,459,936
Total Options Written — (0.0)%
(Premium Received — $(2,793)) ..................... (1,252)
Total Investments Net of Options Written — 99.6%
(Cost: $23,034,532 ) .............................. 22,458,684
Other Assets Less Liabilities — 0.4% ................... 85,438
Net Assets — 100.0% .............................. $ 22,544,122
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,772, representing 0.09% of its net assets as of period end, and an original cost of $25,124.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Rounds to less than 1,000.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Fixed rate.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 352,402 $ 274,340 $ — $ — $ — $ 626,742 626,742 $ 8 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 4 06/21/22 $ 491 $ 14,853
U.S. Treasury Ultra Bond .................................................... 1 06/21/22 177 9,174
$ 24,027
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 398,000 USD 435,603 State Street Bank and Trust Co. 06/15/22 $ 5,931
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 7 04/14/22 USD 438.00 USD 316 $ 1,316
SPDR S&P 500 ETF Trust ...................... 4 05/06/22 USD 440.00 USD 181 2,412
$ 3,728
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 7 04/14/22 USD 415.00 USD 316 $ (326)
SPDR S&P 500 ETF Trust ....................... 4 05/06/22 USD 415.00 USD 181 (926)
$ (1,252)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (125) $ (211) $ 86
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (356) (514) 158
$ (481) $ (725) $ 244
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components ...................................... $ 6,274 $ — $ — $ 6,274
Building Products ....................................... 422 — — 422
Chemicals ............................................ 42,078 — — 42,078
Communications Equipment ................................ 4,042 — — 4,042
Electrical Equipment ..................................... 12,764 20,772 — 33,536
Equity Real Estate Investment Trusts (REITs) .................... 138,813 — — 138,813
Hotels, Restaurants & Leisure .............................. 14,326 — — 14,326
IT Services ........................................... 12,644 — — 12,644
Life Sciences Tools & Services .............................. 55,524 — — 55,524
Media ............................................... 27,798 — — 27,798
Metals & Mining ........................................ 33,066 — — 33,066
Oil, Gas & Consumable Fuels ............................... 314,933 — — 314,933
Road & Rail ........................................... 18,125 — — 18,125
Software ............................................. 18,595 — — 18,595
Corporate Bonds ........................................ — 20,729,730 — 20,729,730
Floating Rate Loan Interests ................................. — 741 — 741
Investment Companies .................................... 4,817 — — 4,817
Other Interests .......................................... — 728 — 728
Capital Trusts ........................................... — 373,274 — 373,274
Short-Term Securities ....................................... 626,742 — — 626,742
Options Purchased
Equity contracts .......................................... 3,728 — — 3,728
$ 1,334,691 $ 21,125,245 $ — $ 22,459,936
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 244 $ — $ 244
Foreign currency exchange contracts ............................ — 5,931 — 5,931
Interest rate contracts ....................................... 24,027 — — 24,027

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Equity contracts ........................................... $ (1,252) $ — $ — $ (1,252)
$ 22,775 $ 6,175 $ — $ 28,950
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.